Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of cash flows
Inflow from operating activities	€ 17,215	€ 17,379
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(136)	(10,295)
Purchase of interests in associates and joint ventures	(13)	(1,424)
Purchase of intangible assets	(3,227)	(2,423)
Purchase of property, plant and equipment	(5,413)	(5,182)
Purchase of investments	(3,726)	(1,832)
Disposal of interests in subsidiaries, net of cash disposed	157	4,427
Disposal of interests in associates and joint ventures	420
Disposal of property, plant and equipment and intangible assets	43	61
Disposal of investments	1,704	7,792
Dividends received from associates and joint ventures	628	417
Interest received	301	371
Outflow from investing activities	(9,262)	(8,088)
Cash flows from financing activities
Proceeds from issue of long term borrowings	4,359	9,933
Repayment of borrowings	(12,237)	(16,028)
Net movement in short-term borrowings	(2,791)	2,488
Net movement in derivatives	279	98
Interest paid	(2,152)	(2,284)
Payments for settlement of written put options	(1,482)
Purchase of treasury shares	(62)	(821)
Issue of ordinary share capital and reissue of treasury shares	5	7
Equity dividends paid	(2,427)	(2,296)
Dividends paid to non-controlling shareholders in subsidiaries	(391)	(348)
Other transactions with non-controlling shareholders in subsidiaries	1,663	(160)
Other movements with associates and joint ventures	40	59
Outflow from financing activities	(15,196)	(9,352)
Net cash outflow	(7,243)	(61)
Cash and cash equivalents at beginning of the financial period	13,288	13,605
Exchange loss on cash and cash equivalents	(255)	(256)
Cash and cash equivalents at end of the financial period	€ 5,790	€ 13,288